Fair Value of Japanese Pension Plan Assets by Asset Category (Detail) (Japanese plans, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	¥ 918,518	¥ 801,701	¥ 748,345
Cash and cash equivalents
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	25,534	28,306
Equity securities
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	313,027	231,537
Corporate bonds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	9,815	6,774
Government, agency and local bonds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	311,577	271,969
General accounts
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	21,042	15,891
Separate accounts
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	10,773	12,330
Hedge funds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	85,391	63,271
Commingled and other mutual funds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	138,865	177,130
Derivative instruments
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	2,494	(5,507)
Level 1
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	438,182	464,713
Level 1 | Cash and cash equivalents
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	25,534	28,306
Level 1 | Equity securities
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	312,764	231,011
Level 1 | Corporate bonds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	4,320	5,349
Level 1 | Government, agency and local bonds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	93,450	199,068
Level 1 | Commingled and other mutual funds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	2,033	627
Level 1 | Derivative instruments
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	81	352
Level 2
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	393,551	273,437
Level 2 | Equity securities
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	263	346
Level 2 | Corporate bonds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	5,477	1,425
Level 2 | Government, agency and local bonds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	217,964	72,801
Level 2 | General accounts
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	21,042	15,891
Level 2 | Separate accounts
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	10,773	12,330
Level 2 | Commingled and other mutual funds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	135,619	176,503
Level 2 | Derivative instruments
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	2,413	(5,859)
Level 3
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	86,785	63,551	57,432
Level 3 | Equity securities
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets		180	260
Level 3 | Corporate bonds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	18		1,022
Level 3 | Government, agency and local bonds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	163	100
Level 3 | Hedge funds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	85,391	63,271	55,464
Level 3 | Commingled and other mutual funds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	¥ 1,213		¥ 686